Transactions and Balances with Related Parties (Details) - Schedule of compensation to key management personnel for employee services $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of compensation to key management personnel for employee services [Abstract]
Salaries, management and consulting fees and other short-term benefits	$ 239	$ 276	$ 290
Pension, post retirement and other benefits		2	7
Share-based payments	37	51	5
Total	$ 276	$ 329	$ 302
Number of persons	8	8	8